Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments under Non-Cancellable Operating Leases	Future minimum payments under non-cancellable operating leases as of December 31, 2015 were as follows:

2016	$1,605
2017	416
2018	26

Total	$2,047